Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents in banks	$ 537,478	$ 361,580
Time deposits	159,360	173,591
Cash and cash equivalents	$ 696,838	$ 535,171	$ 474,544	$ 286,184